Document and Entity Information	Aug. 14, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002094433
Document Type	8-K
Document Period End Date	Aug. 14, 2026
Entity Registrant Name	Suncrete, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43227
Entity Tax Identification Number	39-4989597
Entity Address, Address Line One	521 E. 2nd Street
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	(918)
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.0001 per share
Trading Symbol	RMIX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false